Borrowings - Additional Information - Covenants (Detail)			12 Months Ended
	Jul. 01, 2018	Feb. 20, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Senior secured notes 6.00% due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Fixed charges ratio			4.92	4.51	5.14
Leverage ratio			3.60	3.26	2.94
Net debt ratio			3.60%	3.26%	2.94%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Earnings before income taxes depreciation amortization and restructuring to fixed charge ratio			2.00%
Earnings before income taxes depreciation amortization and restructuring to leverage ratio			1.00
Fixed charges ratio			2.00
Bottom of range [member] | Scenario, Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Earnings before income taxes depreciation amortization and restructuring to leverage ratio	1.00
Bottom of range [member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Guarantor coverage percentage of adjusted EBITDA		80.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Earnings before income taxes depreciation amortization and restructuring to subsidiaries			4.00%
Earnings before income taxes depreciation amortization and restructuring to leverage ratio			4.75
Leverage ratio			4.00
Top of range [member] | Scenario, Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Earnings before income taxes depreciation amortization and restructuring to leverage ratio	4.00
Top of range [member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Guarantor coverage percentage of adjusted EBITDA		85.00%